Biological assets	12 Months Ended
Dec. 31, 2022
Agriculture1 [Abstract]
Biological assets	Biological assets
Changes in the Group’s biological assets in 2022 and 2021 were as follows:

	2022
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	54,886	42,729	18,979	7,257	71,327	195,178
Increase due to purchases	—	—	—	3,732	—	3,732
Acquisition of subsidiaries (Note 21)	—	1,676	—	—	—	1,676
Initial recognition and changes in fair value of biological assets (i)	65,574	15,323	27,257	(279)	108,066	215,941
Decrease due to harvest / disposals	(240,469)	(80,127)	(79,474)	(6,487)	(202,298)	(608,855)
Costs incurred during the year	178,922	67,621	60,826	3,052	128,308	438,729
Exchange differences	7,089	5,530	2,457	939	4,028	20,043
End of the year	66,002	52,752	30,045	8,214	109,431	266,444

	2021
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	43,787	29,062	12,933	4,703	75,208	165,693
Increase due to purchases	—	—	—	1,559	—	1,559
Initial recognition and changes in fair value of biological assets (i)	73,990	43,834	19,895	1,362	88,659	227,740
Decrease due to harvest / disposals	(224,788)	(99,517)	(67,230)	(4,322)	(208,175)	(604,032)
Costs incurred during the year	151,971	62,477	50,323	2,842	116,252	383,865
Exchange differences	9,926	6,873	3,058	1,113	(617)	20,353
End of the year	54,886	42,729	18,979	7,257	71,327	195,178

(i) Biological asset with a production cycle of more than one year (that is dairy and cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to US$26,978 for the year ended December 31, 2022 (2021: US$21,527). In 2022, an amount of US$4,653 (2021: US$1,824) was attributable to price changes, and an amount of US$22,325 (2021: US$19,433) was attributable to physical changes.
(ii) Biological assets that are measured at fair value within level 3 of the hierarchy.

Cost of production for the year ended December 31, 2022:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	5,098	11,132	7,592	624	11,795	36,241
Depreciation and amortization	—	—	—	—	5,024	5,024
Depreciation of right of use assets	—	—	—	—	42,166	42,166
Fertilizers, agrochemicals and seeds	68,963	17,220	—	9	46,020	132,212
Fuel, lubricants and others	1,043	1,452	1,419	51	4,636	8,601
Maintenance and repairs	1,678	6,585	3,979	342	3,172	15,756
Freights	4,085	546	202	223	—	5,056
Contractors and services	49,521	22,317	—	17	8,620	80,475
Feeding expenses	—	—	24,940	372	—	25,312
Veterinary expenses	—	—	3,715	301	—	4,016
Energy power	39	5,447	1,286	8	—	6,780
Professional fees	551	403	309	2	489	1,754
Other taxes	1,270	184	14	69	128	1,665
Lease expense and similar arrangements	45,790	967	—	5	4,978	51,740
Others	884	1,368	386	64	1,280	3,982
Subtotal	178,922	67,621	43,842	2,087	128,308	420,780
Own agricultural produce consumed	—	—	16,984	965	—	17,949
Total	178,922	67,621	60,826	3,052	128,308	438,729

Cost of production for the year ended December 31, 2021:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	3,622	8,554	5,978	800	9,681	28,635
Depreciation and amortization	—	—	—	—	4,288	4,288
Depreciation of right of use assets	—	—	—	—	34,312	34,312
Fertilizers, agrochemicals and seeds	55,223	15,549	—	—	45,053	115,825
Fuel, lubricants and others	691	745	1,061	60	3,298	5,855
Maintenance and repairs	1,021	7,489	3,106	345	2,287	14,248
Freights	3,752	950	179	76	—	4,957
Contractors and services	49,213	23,602	—	10	7,072	79,897
Feeding expenses	—	—	20,534	373	—	20,907
Veterinary expenses	—	—	3,485	217	—	3,702
Energy power	36	3,666	1,092	6	—	4,800
Professional fees	430	187	104	6	408	1,135
Other taxes	1,339	118	10	97	53	1,617
Lease expense and similar arrangements	34,122	—	1	2	9,024	43,149
Others	2,522	1,617	762	29	776	5,706
Subtotal	151,971	62,477	36,312	2,021	116,252	369,033
Own agricultural produce consumed	—	—	14,011	821	—	14,832
Total	151,971	62,477	50,323	2,842	116,252	383,865

Biological assets in December 31, 2022 and 2021 were as follows:

	2022	2021
Non-current
Cattle for dairy production (i)	29,483	18,428
Breeding cattle (ii)	821	707
Other cattle (ii)	318	220
	30,622	19,355
Current
Breeding cattle (iii)	7,075	6,330
Other cattle (iii)	562	551
Sown land – crops (ii)	66,002	54,886
Sown land – rice (ii)	52,752	42,729
Sown land – sugarcane (ii) (iv)	109,431	71,327
	235,822	175,823
Total biological assets	266,444	195,178

(i)Classified as bearer and mature biological assets.
(ii)Classified as consumable and immature biological assets.
(iii)Classified as consumable and mature biological assets.
(iv)It includes 4,849 and 6,969 of crops planted in sugarcane farms.
The fair value less estimated point of sale costs of agricultural produce at the point of harvest amounted to US$522,894 for the year ended December 31, 2022 (2021: US$532,480).

The following table presents the Group’s biological assets that are measured at fair value at December 31, 2022 and 2021 (See Note 17 for a the description of each fair value level):

	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	29,483	—	29,483	—	18,428	—	18,428
Breeding cattle	7,896	—	—	7,896	7,037	—	—	7,037
Other cattle	—	880	—	880	—	771	—	771
Sown land – sugarcane	—	—	109,431	109,431	—	—	71,327	71,327
Sown land – crops	—	—	66,002	66,002	—	—	54,886	54,886
Sown land – rice	—	—	52,752	52,752	—	—	42,729	42,729

There were no transfers between any levels during the year.

The following significant unobservable inputs were used to measure the Group’s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2022	2021
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)
'-Sugarcane yield: 50-100 tonnes/ha -Sugarcane TRS: 120-140 kg of sugar/tonnes of cane -Maintenance costs: 500-800 US$/ha -Harvest costs: 6.0-12.0 US$/tonnes of cane -Leasing costs: 12.0-14.4 tonnes/ha

'-Sugarcane yield: 50-100 tonnes/ha - Sugarcane TRS: 120-140kg of sugar/tonnes of cane - Maintenance costs: 500-800 US$/ha - Harvest costs: 6.0-12.0 US$/ tonnes of cane - Leasing costs: 12.0-14.4 tonnes/ha
The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.
'- Crops yield: 1.00 – 5.6 tonnes/ha for Wheat, 1.6 – 13 tonnes/ha for Corn, 0.4 - 5.0 tonnes/ha for Soybean, 0.9 - 2.2 for Sunflower and 1.8 - 5.1 tonnes/ha for Peanut - Commercial Costs: 13-45 US$/tonnes for Wheat, 16-65 US$/tonnes for Corn, 21-65 US$/tonnes for Soybean, 17-36 US$/tonnes for Sunflower and 28-46 US$/ha for Peanut - Production Costs: 200-840 US$/ha for Wheat, 325-1500 US$/ha for Corn, 260-1100 US$/ha for Soybean, 280-890 US$/ha for Sunflower and 756-2000 US$/ha for Peanut

'- Crops yield: 0.85 – 5.6 tonnes/ha for Wheat, 3.0 – 10  tonnes/ha for Corn, 1.1 - 4.0 tonnes/ha for Soybean, 1.7-2.5 for Sunflower and 2.5 - 3.6 tonnes/ha for Peanut
- Commercial Costs: 17-54 US$/ha for Wheat, 14-62 US$/ha for Corn, 19-65 US$/ha for Soybean, 18-49 US$/ha for Sunflower and 36.0 - 69.0 US$/ha for Peanut
- Production Costs: 166-899 US$/ha for Wheat, 334-1449 US$/ha for Corn, 214-1096 US$/ha for Soybean, 308-1005 US$/ha for Sunflower and 802.0 - 2,060.0 US$/ha for Peanut
The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.	'-Rice yield: 1.4 -9.2 tonnes/ha -Commercial Costs: 3-23 US$/ha -Production Costs: 760-1250 US$/ha	'-Rice yield: 3.2 -10.1 tonnes/ha -Commercial Costs: 8-25 US$/ha -Production Costs: 810-1300 US$/ha	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.

As of December 31, 2022, the impact of a reasonable 10% increase (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s biological asset less cost to sell of US$18.5 million for sugarcane, US$3.8 million for crops and US$6.0 million for rice.

As of December 31, 2021, the impact of a reasonable 10% increase (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s biological asse less cost to sell of US$14.8 million for sugarcane, US$5.4 million for crops and US$4.9 million for rice.

 “La Niña” weather event
“La Niña” is a weather phenomenon caused by the fluctuation of the ocean temperatures in the central and eastern equatorial Pacific due to changes in the atmosphere, which affects the climate of several regions worldwide. When the temperature of the ocean decreases by 0.5°C below the five-quarter average, a so called “La Niña” weather pattern begins. This whether phenomenon is characterized by below average precipitations during spring and summertime in South America. We have experienced this weather pattern in Argentina and Uruguay, where most of our Farming operations are based, throughout the last three consecutive years and it has extended its effects during the beginning of 2023 and continue affecting production as of today, resulting in a severe drought in almost all productive regions in Argentina and Uruguay. Our diversification in terms of geographic footprint and crops planted (soybean, peanut, corn, wheat, sunflower, among others), acts as a natural hedge against weather risk, and enables us to adopt defensive strategies such as delaying planting activities and switching between crops which are either more resilient to dry weather or have a later development stage. However, and despite our ability to partially mitigate this effect, this year, as a consequence of the La Niña weather event, we foresee that the yields of our different crops will see a reduction ranging from 18% to 60%, depending on the crop, thus significantly affecting our results of operations.